INVENTORIES, NET	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
INVENTORIES, NET

6. INVENTORIES, NET

Inventories, net consist of the following:

	December 31,	December 31,
	2023	2022

Diamonds	$17,178,241	$—
Platinum	366,912	—
Total prepayments, net	$17,545,153	$—

Product obsolescence is closely monitored and reviewed by management on an ongoing basis. As of end of December 31 2023, allowance for obsolete was nil.